Investments (Details 2) - USD ($) $ / shares in Units, $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Fair value	$ 1,294	$ 1,370
Common Shares [Member] | Braskem S A [Member]
IfrsStatementLineItems [Line Items]
Investments in associates number of shares	212,427	212,427
Quoted stock exchange	$ 4.48	$ 4.83
Fair value	$ 952	$ 1,025
Class A Preference Shares [Member] | Braskem S A [Member]
IfrsStatementLineItems [Line Items]
Investments in associates number of shares	75,762	75,762
Quoted stock exchange	$ 4.52	$ 4.55
Fair value	$ 342	$ 345